Shareholders Equity (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Subscription Receivable	Accumulated Deficit During Development Stage	Total
Beginning balance, amount at Jan. 01, 2009	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning balance, shares at Jan. 01, 2009	0
Issuance of common stock for services, shares	101,184,000
Issuance of common stock for services, amount	1,012	99,980			100,992
Net loss				(336,111)	(336,111)
Ending balance, amount at Dec. 31, 2009	1,012	99,980	0	(336,111)	(235,119)
Ending balance, shares at Dec. 31, 2009	101,184,000
Issuance of common stock for services, shares	11,242,666
Issuance of common stock for services, amount	112				112
Net loss				(357,090)	(357,090)
Ending balance, amount at Dec. 31, 2010	1,124	99,980	0	(693,201)	(592,097)
Ending balance, shares at Dec. 31, 2010	112,426,666
Issuance of common stock for services, shares	30,000
Issuance of common stock for services, amount		1,500			1,500
Net loss				(328,841)	(328,841)
Ending balance, amount at Dec. 31, 2011	1,124	101,480	0	(1,022,042)	(919,438)
Ending balance, shares at Dec. 31, 2011	112,456,666
Issuance of common stock for cash, shares	11,682,930
Issuance of common stock for cash, amount	117	124,883	0	0	100,000
Issuance of common stock for services, shares	116,709,682
Issuance of common stock for services, amount	1,167	141,329	0	0	39,892
Shares issued for partial conversion of loan, shares	625,000
Shares issued for partial conversion of loan, amount	6	6,244			6,250
Conversion feature liability being reclassified to equity upon partial conversion of note payable		15,238			15,238
Payment of subscription receivable			25,000		25,000
Net loss				(579,476)	(579,476)
Ending balance, amount at Dec. 31, 2012	$ 1,290	$ 287,694	$ 0	$ (1,601,518)	$ (1,312,534)
Ending balance, shares at Dec. 31, 2012	129,017,612